4. DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets classified as discontinued operations
Accounts receivable, net	¥ 47,647	¥ 77,047
Prepaid expenses and other current assets	1,246	3,353
Inventories	979	6,629
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	0	13,289
Total current assets	49,872	100,318
Deferred income tax assets	42,002	51,147
Total non-current assets	42,002	51,147
Total assets	91,874	151,465
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,916	16,061
Financing payables, related parties	0	12,233
Long-term payables, current portion	0	2,718
Total liabilities	¥ 10,916	¥ 31,012